CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Current portion of convertible notes at fair value, related party amount		$ 70,866
Convertible preferred stock issuable in series, par value	$ 0.0001	$ 0.0001
Convertible preferred stock issuable in series, shares authorized		44,666,035
Convertible preferred stock issuable in series, shares issued		21,257,708
Convertible preferred stock issuable in series, shares outstanding		21,257,708
Convertible preferred stock issuable in series, liquidation preference		$ 141,920
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	207,450,050
Common stock, shares issued	37,159,600	138,848,177
Common stock, shares outstanding	37,159,600	138,825,356
Treasury Stock, shares	0	22,821
Related Party
Related Party Transaction [Line Items]
Current portion of convertible notes at fair value, related party amount	$ 0	$ 38,834
Convertible notes at fair value, related party amount	$ 0	$ 23,132